Principal Exchange-Traded Funds
Supplement dated June 15, 2026
to the Statement of Additional Information
dated April 20, 2026
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Statement of Additional Information.

LEADERSHIP STRUCTURE AND BOARD
Independent Board Member Sharmila C. Kassam has changed her name to Sharmila Chatterjee. Accordingly, delete all references to Sharmila C. Kassam and replace with Sharmila Chatterjee.
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